SCHEDULE OF STOCK PURCHASE WARRANT ACTIVITY (Details) - Key Mining Corp [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Warrants outstanding, Beginning balance	14,526,880	14,526,880
Weighted Avg Price, Beginning balance	$ 0.41	$ 0.40
Weighted Avg Life, Outstanding	4 years 6 months 14 days	4 years 3 months 21 days	4 years 3 months 21 days
Warrants issued, Private placement of units	6,146,166
Warrants issued, Placement agent - commission	1,555,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised
Warrants, Forfeited or Expired
Weighted Avg Price, Private placement of units	$ 0.45
Weighted Avg Life, Private placement of units	3 years 10 months 13 days
Weighted Avg Price, Placement agent - commission	$ 0.25
Weighted Avg Life, Placement agent - commission	9 years 3 months 25 days
Warrants outstanding, Ending balance	22,228,546	14,526,880	14,526,880
Weighted Avg Price, Ending balance	$ 0.40	$ 0.41	$ 0.40